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                                                              February 28, 1996

VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention: Division of Investment Management


          Re:  Merrill Lynch Municipal Strategy Fund, Inc.
               Pre-Effective Amendment No. 1 to the
               Registration Statement on Form N-2
               (Securities Act File No. 33-64311;
               Investment Company Act File No. 811-7203)


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Municipal Strategy Fund, Inc. (the "Fund") hereby certifies that:

     (1) the form of prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2, constituting the most recent amendment to the Fund's Registration Statement on Form N-2; and


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     (2)  the text of Pre-Effective Amendment No. 1 to the Fund's Registration
          Statement on Form N-2 was filed electronically with the Securities and Exchange Commission on February 27, 1996.


                                          Very truly yours,

                                     MERRILL LYNCH MUNICIPAL STRATEGY
                                        FUND, iNC.



                                     By: /s/ MARK B. GOLDFUS
                                         ------------------------
                                         Mark B. Goldfus
                                         Secretary